Loss Before Income Tax - Summary of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue
Commercialization revenue	$ 7,434	$ 6,614	$ 5,003
Milestone revenue	2,500	25,000	11,000
Interest revenue	22	542	719
Total Revenue	7,456	32,156	16,722
Clinical trial and research & development	(18,569)	(24,565)	(37,927)
Manufacturing production & development	(31,590)	(23,944)	(10,912)
Employee benefits
Salaries and employee benefits	(26,804)	(25,100)	(19,504)
Defined contribution superannuation expenses	(379)	(327)	(339)
Equity settled share-based payment transactions	(12,510)	(7,522)	(4,368)
Total Employee benefits	(39,693)	(32,949)	(24,211)
Depreciation and amortization of non-current assets
Plant and equipment depreciation	(1,016)	(585)	(562)
Right of use asset depreciation	(1,691)	(1,508)
Intellectual property amortization	(1,557)	(1,574)	(1,577)
Total Depreciation and amortization of non-current assets	(4,264)	(3,667)	(2,139)
Other Management & administration expenses
Overheads & administration	(7,757)	(8,276)	(11,356)
Consultancy	(5,386)	(5,168)	(3,360)
Legal, patent and other professional fees	(6,950)	(5,854)	(4,098)
Intellectual property expenses (excluding the amount amortized above)	(2,389)	(2,683)	(2,795)
Total Other Management & administration expenses	(22,482)	(21,981)	(21,609)
Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	18,687	1,380	(6,264)
Total Fair value remeasurement of contingent consideration	18,687	1,380	(6,264)
Other operating income and expenses
Research & development tax incentive			(74)
Government grant revenue	68	78
Foreign exchange gains/(losses)	1,471	246	(208)
Foreign withholding tax paid			(52)
Total Other operating income and expenses	1,539	324	(334)
Finance (costs)/gains
Remeasurement of borrowing arrangements	5,225	607	(376)
Interest expense	(15,939)	(14,716)	(11,704)
Total Finance costs	(10,714)	(14,109)	(12,080)
Total loss before income tax	$ 99,630	$ 87,355	$ 98,754